Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Arrow Investments Trust
Entity Central Index Key	0001527428
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000110176
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Balanced Fund
Class Name	Class A Shares
Trading Symbol	DWAFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$101	1.99%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.99%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 28,133,212
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 135,728
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$28,133,212 Number of Portfolio Holdings130 Advisory Fee (net of waivers)$135,728 Portfolio Turnover50%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	30.9%
Exchange-Traded Funds	56.6%
Money Market Funds	4.6%
Purchased Options	7.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.
C000110177
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Balanced Fund
Class Name	Class C Shares
Trading Symbol	DWATX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$139	2.74%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.74%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 28,133,212
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 135,728
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$28,133,212 Number of Portfolio Holdings130 Advisory Fee (net of waivers)$135,728 Portfolio Turnover50%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	30.9%
Exchange-Traded Funds	56.6%
Money Market Funds	4.6%
Purchased Options	7.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.
C000110178
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Balanced Fund
Class Name	Institutional Class Shares
Trading Symbol	DWANX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$89	1.74%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.74%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 28,133,212
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 135,728
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$28,133,212 Number of Portfolio Holdings130 Advisory Fee (net of waivers)$135,728 Portfolio Turnover50%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	30.9%
Exchange-Traded Funds	56.6%
Money Market Funds	4.6%
Purchased Options	7.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.
C000110179
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro Fund
Class Name	Class A Shares
Trading Symbol	DWTFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$97	1.85%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.85%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 40,751,118
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 185,274
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,751,118 Number of Portfolio Holdings11 Advisory Fee $185,274 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.1%
Money Market Funds	11.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.
C000110180
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro Fund
Class Name	Class C Shares
Trading Symbol	DWTTX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$136	2.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.60%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 40,751,118
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 185,274
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,751,118 Number of Portfolio Holdings11 Advisory Fee $185,274 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.1%
Money Market Funds	11.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.
C000110181
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: Macro Fund
Class Name	Institutional Class Shares
Trading Symbol	DWTNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$84	1.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.60%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 40,751,118
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 185,274
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,751,118 Number of Portfolio Holdings11 Advisory Fee $185,274 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.1%
Money Market Funds	11.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.
C000110182
Shareholder Report [Line Items]
Fund Name	Arrow Managed Futures Strategy Fund
Class Name	Class A Shares
Trading Symbol	MFTFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$74	1.46%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 228,847,260
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 881,064
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$228,847,260 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$881,064 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	18.0%
Money Market Funds	32.6%
Private Investment Funds	32.3%
Purchased Options	17.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.
C000110183
Shareholder Report [Line Items]
Fund Name	Arrow Managed Futures Strategy Fund
Class Name	Class C Shares
Trading Symbol	MFTTX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$112	2.21%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.21%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 228,847,260
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 881,064
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$228,847,260 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$881,064 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	18.0%
Money Market Funds	32.6%
Private Investment Funds	32.3%
Purchased Options	17.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.
C000110184
Shareholder Report [Line Items]
Fund Name	Arrow Managed Futures Strategy Fund
Class Name	Institutional Class Shares
Trading Symbol	MFTNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$62	1.21%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
Material Change Date	Jan. 31, 2025
AssetsNet	$ 228,847,260
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 881,064
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$228,847,260 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$881,064 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	18.0%
Money Market Funds	32.6%
Private Investment Funds	32.3%
Purchased Options	17.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.